Disclosure of condensed financial information related to guaruanteed debt securities (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of condensed financial information [abstract]
Disclosure of condensed consolidated income statement [Table Text Block]
CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
First half 2018 (unaudited, in USD million)

Revenues and other income	25,889	11,860	13,527	(13,370)	37,906
Net income/(loss) from equity accounted companies	2,722	(145)	85	(2,548)	114

Total revenues and other income	28,611	11,715	13,612	(15,919)	38,019

Total operating expenses	(25,791)	(4,819)	(11,911)	13,297	(29,224)

Net operating income/(loss)	2,820	6,895	1,702	(2,622)	8,795

Net financial items	(221)	(272)	(162)	(82)	(737)

Income/(loss) before tax	2,598	6,624	1,539	(2,702)	8,059

Income tax	(12)	(5,137)	(409)	5	(5,553)

Net income/(loss)	2,587	1,486	1,130	(2,697)	2,506

Other comprehensive income/(loss)	(224)	(99)	(150)	331	(142)

Total comprehensive income/(loss)	2,362	1,387	980	(2,365)	2,364

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
First half 2017 (unaudited, in USD million)

Revenues and other income	19,004	10,499	11,238	(10,401)	30,340
Net income/(loss) from equity accounted companies	2,774	(376)	17	(2,292)	123

Total revenues and other income	21,779	10,123	11,256	(12,695)	30,463

Total operating expenses	(18,851)	(4,383)	(10,186)	10,451	(22,969)

Net operating income/(loss)	2,927	5,740	1,070	(2,243)	7,494

Net financial items	20	(245)	464	(401)	(162)

Income/(loss) before tax	2,948	5,495	1,534	(2,645)	7,332

Income tax	(49)	(4,480)	(296)	(7)	(4,832)

Net income/(loss)	2,899	1,014	1,238	(2,651)	2,500

Other comprehensive income/(loss)	675	343	642	(583)	1,077

Total comprehensive income/(loss)	3,573	1,357	1,881	(3,234)	3,577

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2017 (unaudited, in USD million)

Revenues and other income	39,750	20,579	22,204	(21,535)	60,999
Net income/(loss) from equity accounted companies	5,051	(401)	33	(4,495)	188

Total revenues and other income	44,801	20,178	22,237	(26,029)	61,187

Total operating expenses	(39,570)	(9,217)	(20,022)	21,392	(47,416)

Net operating income/(loss)	5,232	10,961	2,216	(4,637)	13,771

Net financial items	311	(378)	439	(724)	(351)

Income/(loss) before tax	5,543	10,583	2,655	(5,361)	13,420

Income tax	(230)	(8,094)	(539)	40	(8,822)

Net income/(loss)	5,314	2,489	2,116	(5,321)	4,598

Other comprehensive income/(loss)	1,017	355	878	(509)	1,741

Total comprehensive income/(loss)	6,330	2,843	2,995	(5,830)	6,339

Disclosure of condensed consolidated Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 30 June 2018 (unaudited, in USD million)

ASSETS
Property, plant, equipment and intangible assets	514	35,306	41,499	(23)	77,296
Equity accounted companies	41,574	22,704	1,459	(63,067)	2,670
Other non-current assets	3,297	388	5,317	(51)	8,951
Non-current financial receivables from subsidiaries	26,232	0	23	(26,255)	0

Total non-current assets	71,616	58,398	48,298	(89,394)	88,918

Current receivables from subsidiaries	3,214	4,461	11,219	(18,894)	0
Other current assets	13,523	1,081	5,358	(580)	19,382
Cash and cash equivalents	4,893	7	1,178	(0)	6,078

Total current assets	21,629	5,549	17,755	(19,473)	25,460

Total assets	93,246	63,947	66,052	(108,867)	114,378

EQUITY AND LIABILITIES
Total equity	41,018	23,133	40,454	(63,562)	41,043

Non-current liabilities to subsidiaries	21	14,756	11,478	(26,255)	0
Other non-current liabilities	28,959	17,053	7,873	(133)	53,752

Total non-current liabilities	28,979	31,808	19,351	(26,386)	53,752

Other current liabilities	8,600	7,575	3,432	(24)	19,583
Current liabilities to subsidiaries	14,647	1,431	2,815	(18,893)	0

Total current liabilities	23,248	9,006	6,247	(18,918)	19,583

Total liabilities	52,227	40,814	25,598	(45,304)	73,335

Total equity and liabilities	93,246	63,947	66,052	(108,867)	114,378

CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 30 June 2017 (unaudited, in USD million)

ASSETS
Property, plant, equipment and intangible assets	536	32,062	38,316	(27)	70,887
Equity accounted companies	39,645	17,855	989	(56,259)	2,230
Other non-current assets	3,133	944	4,653	(77)	8,653
Non-current financial receivables from subsidiaries	24,372	(0)	20	(24,392)	0

Total non-current assets	67,687	50,861	43,979	(80,758)	81,769

Current receivables from subsidiaries	2,956	4,084	9,858	(16,898)	(0)
Other current assets	17,982	1,840	4,398	(576)	23,644
Cash and cash equivalents	4,072	304	706	1	5,083

Total current assets	25,009	6,228	14,963	(17,473)	28,727

Total assets	92,696	57,089	58,941	(98,231)	110,496

EQUITY AND LIABILITIES
Total equity	37,882	19,323	37,174	(56,468)	37,911

Non-current liabilities to subsidiaries	18	13,192	11,228	(24,438)	0
Other non-current liabilities	31,499	15,743	6,059	(77)	53,224

Total non-current liabilities	31,517	28,935	17,287	(24,515)	53,224

Other current liabilities	9,366	6,430	3,941	(376)	19,361
Current liabilities to subsidiaries	13,931	2,401	540	(16,872)	0

Total current liabilities	23,297	8,831	4,481	(17,248)	19,361

Total liabilities	54,814	37,767	21,768	(41,764)	72,585

Total equity and liabilities	92,696	57,089	58,941	(98,231)	110,496

CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 31 December 2017 (unaudited, in USD million)

ASSETS
Property, plant, equipment and intangible assets	541	32,956	38,786	(25)	72,258
Equity accounted companies	42,625	21,593	1,311	(62,978)	2,551
Other non-current assets	3,851	346	4,989	(84)	9,102
Non-current financial receivables from subsidiaries	25,896	0	22	(25,918)	0

Total non-current assets	72,914	54,895	45,107	(89,005)	83,911

Current receivables from subsidiaries	2,448	2,615	14,215	(19,278)	0
Other current assets	16,165	923	5,582	(1,240)	21,430
Cash and cash equivalents	3,759	27	603	0	4,390

Total current assets	22,372	3,566	20,400	(20,517)	25,820

Assets classified as held for sale	0	0	1,369	0	1,369

Total assets	95,286	58,460	66,876	(109,523)	111,100

EQUITY AND LIABILITIES
Total equity	39,861	20,813	42,634	(63,422)	39,885

Non-current liabilities to subsidiaries	19	14,682	11,263	(25,964)	0
Other non-current liabilities	29,070	16,145	7,104	(122)	52,197

Total non-current liabilities	29,090	30,827	18,367	(26,086)	52,198

Other current liabilities	9,242	5,879	4,632	(736)	19,017
Current liabilities to subsidiaries	17,094	941	1,243	(19,278)	0

Total current liabilities	26,335	6,821	5,874	(20,014)	19,017

Total liabilities	55,425	37,648	24,242	(46,100)	71,214

Total equity and liabilities	95,286	58,460	66,876	(109,523)	111,100

Disclosure of Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATED CASH FLOW STATEMENT
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
First half 2018 (unaudited, in USD million)

Cash flows provided by (used in) operating activities	4,020	7,409	3,034	(4,386)	10,077
Cash flows provided by (used in) investing activities	3,005	(5,954)	(3,900)	1,888	(4,961)
Cash flows provided by (used in) financing activities	(5,532)	(1,500)	1,501	2,498	(3,033)

Net increase (decrease) in cash and cash equivalents	1,493	(46)	635	0	2,083

Effect of exchange rate changes on cash and cash equivalents	(430)	25	(61)	0	(466)
Cash and cash equivalents at the beginning of the period (net of overdraft)	3,759	27	603	0	4,390

Cash and cash equivalents at the end of the period (net of overdraft)	4,822	7	1,177	0	6,006

	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
First half 2017 (unaudited, in USD million) (restated*)

Cash flows provided by (used in) operating activities	734	5,955	3,360	(280)	9,769
Cash flows provided by (used in) investing activities	(86)	(3,631)	(1,666)	(3,633)	(9,015)
Cash flows provided by (used in) financing activities	(1,070)	(2,077)	(1,765)	3,913	(999)

Net increase (decrease) in cash and cash equivalents	(422)	248	(71)	0	(245)

Effect of exchange rate changes on cash and cash equivalents	220	14	5	0	239
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,274	46	770	0	5,090

Cash and cash equivalents at the end of the period (net of overdraft)	4,072	307	704	0	5,083

	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2017 (unaudited, in USD million) (restated*)

Cash flows provided by (used in) operating activities	339	9,506	5,243	(286)	14,802
Cash flows provided by (used in) investing activities	3,227	(9,070)	(4,718)	444	(10,117)
Cash flows provided by (used in) financing activities	(4,459)	(478)	(727)	(158)	(5,822)

Net increase (decrease) in cash and cash equivalents	(893)	(42)	(202)	0	(1,137)

Effect of exchange rate changes on cash and cash equivalents	377	23	36	0	436
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,274	46	770	0	5,090

Cash and cash equivalents at the end of the period (net of overdraft)	3,758	27	604	0	4,390

* Related to a change in accounting policies, see note 9 Changes in accounting policies for more information